Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (Mr. Steib)(1)	Compensation Actually Paid to PEO (Mr. Steib)(1)(2)	Summary Compensation Table Total for PEO (Mr. Lougee)(1)	Compensation Actually Paid to PEO (Mr. Lougee)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income Attributable to TEGNA Inc. (in thousands)	Adjusted EBITDA (in thousands)(4)
							TSR(3)	Peer Group TSR(3)
2024	$6,977,504	$9,153,889	$9,334,338	$12,295,252	$2,503,682	$2,560,199	$123.15	$87.01	$599,818	$931,472
2023	n/a	n/a	$10,965,633	$5,523,466	$2,387,339	$836,443	$99.69	$92.68	$476,724	$742,340
2022	n/a	n/a	$7,271,600	$9,933,343	$2,676,808	$3,360,805	$134.49	$105.70	$630,469	$1,131,903
2021	n/a	n/a	$6,958,477	$12,922,984	$2,485,626	$3,938,236	$115.72	$115.29	$476,955	$948,110
2020	n/a	n/a	$6,713,385	$6,052,469	$2,506,481	$2,081,797	$85.36	$94.71	$482,778	$1,024,293
(1)
Mr. Steib joined the Company as President and Chief Executive Officer on August 12, 2024, and became the PEO at that time. Mr. Lougee was the PEO from January 1, 2024 through August 12, 2024 (the date on which he retired from his position as the Company’s President and Chief Executive Officer and became a senior advisor to the Company), and for all of the years ended December 31, 2023, 2022, 2021, and 2020. For the year ended December 31, 2024, Ms. Heskett, Ms. Beall, Mr. Cox, Mr. Tolston and Ms. Fisher were the Non-PEO NEOs. For the year ended December 31, 2023, the Non-PEO NEOs were Ms. Beall, Ms. Fisher, Victoria Harker (former Executive Vice President and Chief Financial Officer), and Akin Harrison (former Senior Vice President and General Counsel). For the years ended December 31, 2022, 2021 and 2020, Ms. Beall, Ms. Harker and Mr. Harrison were the Non-PEO NEOs.

(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	PEO (Mr. Steib)	PEO (Mr. Lougee)					Average for Non-PEO- NEOs
	2024	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table total	$6,977,504	$9,334,338	$10,965,633	$7,271,600	$6,958,477	$6,713,385	$2,503,682	$2,387,339	$2,676,808	$2,485,626	$2,506,481
Stock awards:(a)
Less: Stock awards (as reported on the Summary Compensation Table)	$(6,000,000)	$(6,050,000)	$(8,475,002)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,118,500)	$(1,481,253)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	$8,176,385	$8,231,033	$7,575,956	$4,574,871	$4,495,908	$4,356,277	$1,124,829	$1,121,723	$1,290,493	$1,154,794	$1,103,722
The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	—	$1,172,111	$(2,960,427)	$1,525,353	$4,716,432	$(422,478)	$(186,588)	$(427,491)	$369,748	$1,102,364	$(143,482)
The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	—	$(333,861)	$(1,532,272)	$1,436,532	$1,145,137	$(136,216)	$(45,394)	$(269,995)	$398,757	$322,680	$(50,389)
Less:
The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year	—	—	—	—	—	—	$(135,729)	$(422,359)	—	—	—
The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	—	$(58,370)	$(50,421)	—	$(5,465)	$(70,994)	$(55,278)	$(71,520)	—	$(725)	$(223,037)
Compensation actually paid	$9,153,889	$12,295,252	$5,523,466	$9,933,343	$12,922,984	$6,052,469	$2,560,199	$836,443	$3,360,805	$3,938,236	$2,081,797

(a)
Includes Performance Share and RSU awards.

(3)
TSR assumes that an investment of $100 was made in our Common Stock and in each Peer Group company on December 31, 2019 and that all dividends were reinvested, and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. Our peer group includes E.W. Scripps Company, Gray Television, Inc., Nexstar Media Group, Inc., and Sinclair, Inc. (collectively, the “Peer Group”).

(4)
Adjusted EBITDA is a non-GAAP financial performance measure that we believe offers a useful view of the overall operation of our business. We define Adjusted EBITDA as net income attributable to TEGNA before (1) net (loss) income attributable to redeemable noncontrolling interest, (2) income taxes, (3) interest expense, (4) interest income, (5) other non-operating items, net, (6) the Merger termination fee, (7) M&A-related costs, (8) advisory fees related to activism defense, (9) employee retention costs, (10) workforce restructuring costs, (11) asset impairment and other, (12) earnout adjustments, (13) depreciation and (14) amortization of intangible assets.

(5)
Relationship between executive compensation and financial performance. The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO NEOs to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

(6)
The following is a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Adjusted EBITDA
Free cash flow
Revenue

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Steib joined the Company as President and Chief Executive Officer on August 12, 2024, and became the PEO at that time. Mr. Lougee was the PEO from January 1, 2024 through August 12, 2024 (the date on which he retired from his position as the Company’s President and Chief Executive Officer and became a senior advisor to the Company), and for all of the years ended December 31, 2023, 2022, 2021, and 2020. For the year ended December 31, 2024, Ms. Heskett, Ms. Beall, Mr. Cox, Mr. Tolston and Ms. Fisher were the Non-PEO NEOs. For the year ended December 31, 2023, the Non-PEO NEOs were Ms. Beall, Ms. Fisher, Victoria Harker (former Executive Vice President and Chief Financial Officer), and Akin Harrison (former Senior Vice President and General Counsel). For the years ended December 31, 2022, 2021 and 2020, Ms. Beall, Ms. Harker and Mr. Harrison were the Non-PEO NEOs.

Peer Group Issuers, Footnote
(3)
TSR assumes that an investment of $100 was made in our Common Stock and in each Peer Group company on December 31, 2019 and that all dividends were reinvested, and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. Our peer group includes E.W. Scripps Company, Gray Television, Inc., Nexstar Media Group, Inc., and Sinclair, Inc. (collectively, the “Peer Group”).

Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	PEO (Mr. Steib)	PEO (Mr. Lougee)					Average for Non-PEO- NEOs
	2024	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table total	$6,977,504	$9,334,338	$10,965,633	$7,271,600	$6,958,477	$6,713,385	$2,503,682	$2,387,339	$2,676,808	$2,485,626	$2,506,481
Stock awards:(a)
Less: Stock awards (as reported on the Summary Compensation Table)	$(6,000,000)	$(6,050,000)	$(8,475,002)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,118,500)	$(1,481,253)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	$8,176,385	$8,231,033	$7,575,956	$4,574,871	$4,495,908	$4,356,277	$1,124,829	$1,121,723	$1,290,493	$1,154,794	$1,103,722
The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	—	$1,172,111	$(2,960,427)	$1,525,353	$4,716,432	$(422,478)	$(186,588)	$(427,491)	$369,748	$1,102,364	$(143,482)
The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	—	$(333,861)	$(1,532,272)	$1,436,532	$1,145,137	$(136,216)	$(45,394)	$(269,995)	$398,757	$322,680	$(50,389)
Less:
The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year	—	—	—	—	—	—	$(135,729)	$(422,359)	—	—	—
The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	—	$(58,370)	$(50,421)	—	$(5,465)	$(70,994)	$(55,278)	$(71,520)	—	$(725)	$(223,037)
Compensation actually paid	$9,153,889	$12,295,252	$5,523,466	$9,933,343	$12,922,984	$6,052,469	$2,560,199	$836,443	$3,360,805	$3,938,236	$2,081,797

(a)
Includes Performance Share and RSU awards.

Non-PEO NEO Average Total Compensation Amount			$ 2,503,682	$ 2,387,339	$ 2,676,808	$ 2,485,626	$ 2,506,481
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,560,199	836,443	3,360,805	3,938,236	2,081,797
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	PEO (Mr. Steib)	PEO (Mr. Lougee)					Average for Non-PEO- NEOs
	2024	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table total	$6,977,504	$9,334,338	$10,965,633	$7,271,600	$6,958,477	$6,713,385	$2,503,682	$2,387,339	$2,676,808	$2,485,626	$2,506,481
Stock awards:(a)
Less: Stock awards (as reported on the Summary Compensation Table)	$(6,000,000)	$(6,050,000)	$(8,475,002)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,118,500)	$(1,481,253)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	$8,176,385	$8,231,033	$7,575,956	$4,574,871	$4,495,908	$4,356,277	$1,124,829	$1,121,723	$1,290,493	$1,154,794	$1,103,722
The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	—	$1,172,111	$(2,960,427)	$1,525,353	$4,716,432	$(422,478)	$(186,588)	$(427,491)	$369,748	$1,102,364	$(143,482)
The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	—	$(333,861)	$(1,532,272)	$1,436,532	$1,145,137	$(136,216)	$(45,394)	$(269,995)	$398,757	$322,680	$(50,389)
Less:
The fair value at the end of the prior year for awards granted in prior years that forfeited during the current year	—	—	—	—	—	—	$(135,729)	$(422,359)	—	—	—
The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	—	$(58,370)	$(50,421)	—	$(5,465)	$(70,994)	$(55,278)	$(71,520)	—	$(725)	$(223,037)
Compensation actually paid	$9,153,889	$12,295,252	$5,523,466	$9,933,343	$12,922,984	$6,052,469	$2,560,199	$836,443	$3,360,805	$3,938,236	$2,081,797

(a)
Includes Performance Share and RSU awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
(6)
The following is a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Adjusted EBITDA
Free cash flow
Revenue

Total Shareholder Return Amount			$ 123.15	99.69	134.49	115.72	85.36
Peer Group Total Shareholder Return Amount			87.01	92.68	105.7	115.29	94.71
Net Income (Loss)			$ 599,818,000	$ 476,724,000	$ 630,469,000	$ 476,955,000	$ 482,778,000
Company Selected Measure Amount			931,472,000	742,340,000	1,131,903,000	948,110,000	1,024,293,000
PEO Name	Mr. Steib	Mr. Lougee
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP financial performance measure that we believe offers a useful view of the overall operation of our business. We define Adjusted EBITDA as net income attributable to TEGNA before (1) net (loss) income attributable to redeemable noncontrolling interest, (2) income taxes, (3) interest expense, (4) interest income, (5) other non-operating items, net, (6) the Merger termination fee, (7) M&A-related costs, (8) advisory fees related to activism defense, (9) employee retention costs, (10) workforce restructuring costs, (11) asset impairment and other, (12) earnout adjustments, (13) depreciation and (14) amortization of intangible assets.

Measure:: 2
Pay vs Performance Disclosure
Name			Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Mr. Steib [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,977,504
PEO Actually Paid Compensation Amount			9,153,889
Mr. Lougee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,334,338	$ 10,965,633	$ 7,271,600	$ 6,958,477	$ 6,713,385
PEO Actually Paid Compensation Amount			12,295,252	5,523,466	9,933,343	12,922,984	6,052,469
PEO | Mr. Steib [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Steib [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,000,000)
PEO | Mr. Steib [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,176,385
PEO | Mr. Steib [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Steib [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Steib [Member] | The End of the Prior Year for Awards Granted in Prior Years that Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lougee [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,370)	(50,421)		(5,465)	(70,994)
PEO | Mr. Lougee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,050,000)	(8,475,002)	(4,875,013)	(4,387,505)	(4,387,505)
PEO | Mr. Lougee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,231,033	7,575,956	4,574,871	4,495,908	4,356,277
PEO | Mr. Lougee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,172,111	(2,960,427)	1,525,353	4,716,432	(422,478)
PEO | Mr. Lougee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(333,861)	(1,532,272)	1,436,532	1,145,137	(136,216)
PEO | Mr. Lougee [Member] | The End of the Prior Year for Awards Granted in Prior Years that Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(55,278)	(71,520)		(725)	(223,037)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,118,500)	(1,481,253)	(1,375,002)	(1,126,503)	(1,111,498)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,124,829	1,121,723	1,290,493	1,154,794	1,103,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(186,588)	(427,491)	369,748	1,102,364	(143,482)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,394)	(269,995)	398,757	322,680	(50,389)
Non-PEO NEO | The End of the Prior Year for Awards Granted in Prior Years that Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (135,729)	$ (422,359)